CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME:
Loans, including fees	$ 23,857,272	$ 22,934,826	$ 23,360,430
Securities
Taxable	2,611,814	2,179,857	1,561,085
Tax exempt	2,811,530	2,742,349	2,982,158
Trading Assets	167,698
Other	282,465	310,756	329,238
Total interest income	29,730,779	28,167,788	28,232,911
INTEREST EXPENSE:
Deposits	2,038,085	2,282,033	2,504,425
Repurchase agreements and other borrowings	95,498	79,469	43,526
Federal Home Loan Bank advances	1,392,321	862,631	922,771
Subordinated debentures	229,662	231,638	244,918
Total interest expense	3,755,566	3,455,771	3,715,640
Net interest income	25,975,213	24,712,017	24,517,271
Provision for loan losses	950,000	1,050,000	2,050,000
Net interest income after provision	25,025,213	23,662,017	22,467,271
Other income
Service charges	4,240,180	4,324,986	4,740,500
Loan service fee income (loss), net	65,551	202,091	105,490
Trust department income	979,046	745,973	662,548
Securities gains, net	965,985	967,454	1,834,839
Gain on trading assets, net	202,479
Gain on sale of mortgage loans	950,722	1,658,226	2,325,468
Brokerage income	554,015	350,544	239,980
Debit card interchange income	2,118,580	1,947,394	1,868,283
Other	81,336	24,976	92,864
Total other income	10,157,894	10,221,644	11,869,972
Other expenses
Salaries and employee benefits	14,806,347	15,387,011	12,583,775
Occupancy expenses	3,307,558	3,129,413	3,033,060
Repossession expenses, net	370,550	266,805	1,735,764
FDIC Insurance	535,438	486,380	572,752
Legal and professional fees	1,066,750	839,423	689,362
Data processing	1,351,017	1,346,325	1,186,622
Debit card expenses	1,004,551	955,113	884,445
Amortization	139,759	214,973	233,736
Advertising and marketing	826,582	824,980	744,456
Taxes other than payroll, property and income	851,092	875,029	842,568
Telephone	341,134	268,304	301,111
Postage	321,456	303,260	296,798
Loan fees	346,245	398,464	587,351
Other	1,946,227	1,907,310	1,994,208
Total other expenses	27,214,706	27,202,790	25,686,008
Income before income taxes	7,968,401	6,680,871	8,651,235
Provision for income taxes	897,683	858,997	1,643,673
Net income	$ 7,070,718	$ 5,821,874	$ 7,007,562
Earnings per share
Basic (in dollars per share)	$ 2.60	$ 2.15	$ 2.59
Diluted (in dollars per share)	$ 2.60	$ 2.15	$ 2.59